REVENUES (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 1,385	$ 848	$ 389	$ 8
Remaining performance obligations	$ 2,700	$ 2,900